UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3385

                      (Investment Company Act File Number)


                             Federated Stock Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/06


                Date of Reporting Period:  Quarter ended 7/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STOCK TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

  SHARES  OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--98.3%
                  CONSUMER DISCRETIONARY--11.2%
      422,120     Clear Channel Communications, Inc.                                                                   $  12,220,374
      225,250     Gannett Co., Inc.                                                                                       11,740,030
      331,810     Gap (The), Inc.                                                                                          5,756,903
      623,210   1 Interpublic Group Cos., Inc.                                                                             5,104,090
      365,900     Jones Apparel Group, Inc.                                                                               10,830,640
      564,770     Mattel, Inc.                                                                                            10,188,451
      536,450     McDonald's Corp.                                                                                        18,984,966
       91,600     Nike, Inc., Class B                                                                                      7,236,400
                      TOTAL                                                                                               82,061,854
                  CONSUMER STAPLES--8.4%
      281,280     Altria Group, Inc.                                                                                      22,493,962
      221,580     Coca-Cola Co.                                                                                            9,860,310
      464,000   1 Kroger Co.                                                                                              10,639,520
      270,730     SUPERVALU, Inc.                                                                                          7,339,490
      396,800   1 Smithfield Foods, Inc.                                                                                  11,288,960
                      TOTAL                                                                                               61,622,242
                  ENERGY--12.0%
      277,238     Chevron Corp.                                                                                           18,236,716
       77,790     ConocoPhillips                                                                                           5,339,506
      443,190     Exxon Mobil Corp.                                                                                       30,021,691
      320,900     Hess Corp.                                                                                              16,975,610
       80,760     Marathon Oil Corp.                                                                                       7,320,086
      215,700   1 Weatherford International Ltd.                                                                          10,103,388
                      TOTAL                                                                                               87,996,997
                  FINANCIALS--32.0%
      134,970     AON Corp.                                                                                                4,620,023
      359,290     Ace Ltd.                                                                                                18,514,214
      416,020     Allstate Corp.                                                                                          23,638,256
      151,060     American International Group, Inc.                                                                       9,164,810
      116,660     Capital One Financial Corp.                                                                              9,023,651
      541,490     Citigroup, Inc.                                                                                         26,159,382
      417,480     Federal Home Loan Mortgage Corp.                                                                        24,155,393
      216,230     Federal National Mortgage Association                                                                   10,359,579
       84,030     Goldman Sachs Group, Inc.                                                                               12,835,583
      134,880     Hartford Financial Services Group, Inc.                                                                 11,443,219
      235,890     Merrill Lynch & Co., Inc.                                                                               17,177,510
      325,000     Morgan Stanley                                                                                          21,612,500
      165,620     Nationwide Financial Services, Inc., Class A                                                             7,466,150
      566,350     U.S. Bancorp                                                                                            18,123,200
      274,260     Wells Fargo & Co.                                                                                       19,839,968
                      TOTAL                                                                                              234,133,438
                  HEALTH CARE--6.5%
      109,520   1 Amgen, Inc.                                                                                              7,637,925
      354,100   1 Forest Laboratories, Inc., Class A                                                                      16,398,371
      145,750     Johnson & Johnson                                                                                        9,116,663
      534,560     Pfizer, Inc.                                                                                            13,893,214
                      TOTAL                                                                                               47,046,173
                  INDUSTRIALS--9.5%
      190,900     Avery Dennison Corp.                                                                                    11,192,467
      107,400   1 British Airways, ADR                                                                                     7,748,910
      133,700     Deere & Co.                                                                                              9,702,609
      112,280     Eaton Corp.                                                                                              7,197,148
      169,100     Illinois Tool Works, Inc.                                                                                7,732,943
      267,480     Northrop Grumman Corp.                                                                                  17,704,501
      309,791     Tyco International Ltd.                                                                                  8,082,447
                      TOTAL                                                                                               69,361,025
                  INFORMATION TECHNOLOGY--6.9%
      565,720     Applied Materials, Inc.                                                                                  8,904,433
       82,200   1 Dell, Inc.                                                                                               1,782,096
      439,900     Hewlett-Packard Co.                                                                                     14,037,209
      455,720     Motorola, Inc.                                                                                          10,372,187
      894,000   1 Unisys Corp.                                                                                             4,577,280
      737,400   1 Xerox Corp.                                                                                             10,389,966
                      TOTAL                                                                                               50,063,171
                  MATERIALS--4.1%
      397,700     Alcoa, Inc.                                                                                             11,911,115
       56,900     Allegheny Technologies, Inc.                                                                             3,635,341
      116,390     PPG Industries, Inc.                                                                                     7,162,641
       66,900     Steel Dynamics, Inc.                                                                                     3,881,538
       56,300     United States Steel Corp.                                                                                3,550,841
                      TOTAL                                                                                               30,141,476
                  TELECOMMUNICATION SERVICES--5.6%
      532,250     AT&T, Inc.                                                                                              15,962,177
      134,340     Alltel Corp.                                                                                             7,411,538
       87,066   1 Embarq Corp.                                                                                             3,939,736
      339,635     Sprint Nextel Corp.                                                                                      6,724,773
      163,696     Verizon Communications                                                                                   5,536,199
      127,227     Windstream Corp.                                                                                         1,594,154
                      TOTAL                                                                                               41,168,577
                  UTILITIES--2.1%
      211,870     American Electric Power Co., Inc.                                                                        7,652,744
      329,220     NiSource, Inc.                                                                                           7,489,755
                      TOTAL                                                                                               15,142,499
                      TOTAL COMMON STOCKS (IDENTIFIED COST $583,776,080)                                                 718,737,452
$                 REPURCHASE AGREEMENT--0.5%
    3,624,000     Interest in $3,200,000,000 joint repurchase agreement 5.29%, dated 7/31/2006 under which Bank of         3,624,000
                  America N.A., will repurchase U.S. Government Agency securities with various maturities to
                  6/1/2035 for $3,200,470,222 on 8/1/2006. The market value of the underlying securities at the end of the period was $3,264,000,000.
                  (AT COST)
                      TOTAL INVESTMENTS - 98.8%                                                                          722,361,452
                      (IDENTIFIED COST $587,400,080)2
                      OTHER ASSETS AND LIABILITIES - NET - 1.2%                                                            8,805,511
                      TOTAL NET ASSETS - 100%                                                                          $ 731,166,963


1    Non-income producing security.

2 At July 31, 2006, the cost of investments for federal tax purposes was $587,400,080. The net unrealized appreciation of investments for federal tax purposes was $134,961,372. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $152,131,760 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,170,388.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.



INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional
investors for the securities.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED STOCK TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        September 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        September 20, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        September 20, 2006







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